JPMorgan Mid Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Aerospace & Defense — 1.2%
HEICO Corp., Class A	906	139,452
Automobiles — 0.5%
Thor Industries, Inc. (a)	447	52,439
Beverages — 0.5%
Constellation Brands, Inc., Class A	219	59,411
Biotechnology — 5.0%
Alnylam Pharmaceuticals, Inc. *	440	65,760
Amicus Therapeutics, Inc. *	3,025	35,631
Apellis Pharmaceuticals, Inc. *	693	40,746
Exact Sciences Corp. *	1,407	97,201
Exelixis, Inc. *	2,640	62,637
Natera, Inc. *	1,608	147,054
Neurocrine Biosciences, Inc. *	656	90,506
Sarepta Therapeutics, Inc. *	253	32,784
		572,319
Building Products — 2.7%
Simpson Manufacturing Co., Inc.	358	73,574
Trane Technologies plc	806	241,906
		315,480
Capital Markets — 9.6%
Ares Management Corp.	1,137	151,158
FactSet Research Systems, Inc. (a)	244	110,782
Interactive Brokers Group, Inc., Class A	913	102,028
KKR & Co., Inc.	1,618	162,753
LPL Financial Holdings, Inc.	377	99,659
Moody's Corp.	268	105,369
MSCI, Inc.	221	124,189
Raymond James Financial, Inc.	808	103,719
Robinhood Markets, Inc., Class A *	1,963	39,511
Tradeweb Markets, Inc., Class A	985	102,621
		1,101,789
Commercial Services & Supplies — 4.1%
Cintas Corp.	238	163,351
Copart, Inc. *	4,127	239,037
MSA Safety, Inc.	373	72,229
		474,617
Communications Equipment — 0.6%
Arista Networks, Inc. *	257	74,592
Construction & Engineering — 1.3%
Quanta Services, Inc.	590	153,159
Construction Materials — 0.7%
Eagle Materials, Inc.	283	76,999

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 0.9%
Pool Corp. (a)	256	103,368
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	934	105,824
Electrical Equipment — 2.5%
AMETEK, Inc.	613	112,071
Hubbell, Inc.	264	109,751
Vertiv Holdings Co., Class A	830	67,784
		289,606
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A	1,326	152,891
Jabil, Inc. (a)	648	86,821
Keysight Technologies, Inc. *	392	61,342
Teledyne Technologies, Inc. *	156	66,816
		367,870
Energy Equipment & Services — 1.1%
TechnipFMC plc (United Kingdom) (a)	5,000	125,550
Entertainment — 1.0%
Take-Two Interactive Software, Inc. *	785	116,592
Financial Services — 1.3%
Remitly Global, Inc. *	3,684	76,406
Rocket Cos., Inc., Class A * (a)	4,959	72,161
		148,567
Ground Transportation — 2.5%
JB Hunt Transport Services, Inc.	454	90,460
Saia, Inc. *	191	111,974
Uber Technologies, Inc. *	1,098	84,542
		286,976
Health Care Equipment & Supplies — 6.2%
Align Technology, Inc. *	357	117,128
Cooper Cos., Inc. (The)	731	74,191
Dexcom, Inc. *	1,491	206,776
IDEXX Laboratories, Inc. *	152	81,939
Inspire Medical Systems, Inc. *	256	54,908
ResMed, Inc.	322	63,871
Shockwave Medical, Inc. *	355	115,504
		714,317
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. *	904	71,623
Centene Corp. *	1,068	83,832
McKesson Corp.	208	111,497
		266,952
Hotels, Restaurants & Leisure — 6.3%
Chipotle Mexican Grill, Inc. *	26	74,701

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Domino's Pizza, Inc.	333	165,565
DoorDash, Inc., Class A *	1,624	223,640
Hilton Worldwide Holdings, Inc.	647	137,936
Las Vegas Sands Corp.	1,227	63,447
Royal Caribbean Cruises Ltd. * (a)	459	63,798
		729,087
Household Durables — 0.8%
Garmin Ltd.	421	62,597
Helen of Troy Ltd. * (a)	292	33,695
		96,292
Insurance — 0.8%
Arthur J Gallagher & Co. (a)	355	88,726
IT Services — 3.9%
Gartner, Inc. *	361	171,761
Globant SA *	475	95,910
MongoDB, Inc. * (a)	335	120,161
Snowflake, Inc., Class A *	367	59,328
		447,160
Life Sciences Tools & Services — 5.6%
Agilent Technologies, Inc.	1,516	220,580
IQVIA Holdings, Inc. *	776	196,215
Mettler-Toledo International, Inc. *	74	98,582
West Pharmaceutical Services, Inc.	335	132,790
		648,167
Machinery — 3.3%
Esab Corp.	396	43,811
Ingersoll Rand, Inc.	1,347	127,928
ITT, Inc.	1,084	147,421
Westinghouse Air Brake Technologies Corp.	406	59,102
		378,262
Media — 1.7%
Trade Desk, Inc. (The), Class A *	2,216	193,734
Oil, Gas & Consumable Fuels — 2.0%
Cheniere Energy, Inc.	852	137,373
EOG Resources, Inc.	688	87,955
		225,328
Personal Care Products — 0.7%
elf Beauty, Inc. *	434	85,093
Pharmaceuticals — 0.5%
Royalty Pharma plc, Class A	1,839	55,844
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	1,082	160,666

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 5.2%
Astera Labs, Inc. *	285	21,108
Entegris, Inc.	931	130,830
Lam Research Corp.	89	86,289
Marvell Technology, Inc.	980	69,483
Monolithic Power Systems, Inc.	197	133,692
ON Semiconductor Corp. *	712	52,350
Onto Innovation, Inc. *	191	34,674
Rambus, Inc. *	1,075	66,440
		594,866
Software — 11.5%
Confluent, Inc., Class A *	3,204	97,792
Coreweave, Inc. ‡ * (b)	29	8,904
Crowdstrike Holdings, Inc., Class A *	913	292,762
CyberArk Software Ltd. *	196	52,114
Datadog, Inc., Class A *	926	114,485
Elastic NV *	612	61,305
Gitlab, Inc., Class A *	948	55,272
HubSpot, Inc. *	278	174,414
Palantir Technologies, Inc., Class A *	2,277	52,396
Palo Alto Networks, Inc. *	248	70,404
Procore Technologies, Inc. *	1,215	99,823
Synopsys, Inc. *	178	101,504
Workday, Inc., Class A *	348	94,961
Zoom Video Communications, Inc., Class A *	731	47,789
		1,323,925
Specialty Retail — 5.6%
AutoZone, Inc. *	16	51,268
Burlington Stores, Inc. *	369	85,577
Floor & Decor Holdings, Inc., Class A * (a)	798	103,427
Ross Stores, Inc.	1,762	258,596
Tractor Supply Co. (a)	559	146,330
		645,198
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc. *	154	60,155
Trading Companies & Distributors — 0.7%
Air Lease Corp.	1,635	84,095
Total Common Stocks (Cost $7,833,048)		11,362,477
Short-Term Investments — 3.4%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (c) (d) (Cost $146,540)	146,509	146,567
Investment of Cash Collateral from Securities Loaned — 2.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (c) (d)	222,373	222,373

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	26,701	26,701
Total Investment of Cash Collateral from Securities Loaned (Cost $249,153)		249,074
Total Short-Term Investments (Cost $395,693)		395,641
Total Investments — 102.0% (Cost $8,228,741)		11,758,118
Liabilities in Excess of Other Assets — (2.0)%		(234,563)
NET ASSETS — 100.0%		11,523,555

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $244,791.
(b)	Restricted security. See Note 2.B.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$139,452	$—	$—	$139,452
Automobiles	52,439	—	—	52,439
Beverages	59,411	—	—	59,411
Biotechnology	572,319	—	—	572,319
Building Products	315,480	—	—	315,480
Capital Markets	1,101,789	—	—	1,101,789
Commercial Services & Supplies	474,617	—	—	474,617
Communications Equipment	74,592	—	—	74,592
Construction & Engineering	153,159	—	—	153,159
Construction Materials	76,999	—	—	76,999

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Distributors	$103,368	$—	$—	$103,368
Diversified Consumer Services	105,824	—	—	105,824
Electrical Equipment	289,606	—	—	289,606
Electronic Equipment, Instruments & Components	367,870	—	—	367,870
Energy Equipment & Services	125,550	—	—	125,550
Entertainment	116,592	—	—	116,592
Financial Services	148,567	—	—	148,567
Ground Transportation	286,976	—	—	286,976
Health Care Equipment & Supplies	714,317	—	—	714,317
Health Care Providers & Services	266,952	—	—	266,952
Hotels, Restaurants & Leisure	729,087	—	—	729,087
Household Durables	96,292	—	—	96,292
Insurance	88,726	—	—	88,726
IT Services	447,160	—	—	447,160
Life Sciences Tools & Services	648,167	—	—	648,167
Machinery	378,262	—	—	378,262
Media	193,734	—	—	193,734
Oil, Gas & Consumable Fuels	225,328	—	—	225,328
Personal Care Products	85,093	—	—	85,093
Pharmaceuticals	55,844	—	—	55,844
Professional Services	160,666	—	—	160,666
Semiconductors & Semiconductor Equipment	594,866	—	—	594,866
Software	1,315,021	—	8,904	1,323,925
Specialty Retail	645,198	—	—	645,198
Textiles, Apparel & Luxury Goods	60,155	—	—	60,155
Trading Companies & Distributors	84,095	—	—	84,095
Total Common Stocks	11,353,573	—	8,904	11,362,477
Short-Term Investments
Investment Companies	146,567	—	—	146,567
Investment of Cash Collateral from Securities Loaned	249,074	—	—	249,074
Total Short-Term Investments	395,641	—	—	395,641
Total Investments in Securities	$11,749,214	$—	$8,904	$11,758,118
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$128,783	$1,297,373	$1,279,626	$23	$14	$146,567	146,509	$5,894	$—

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	$137,903	$1,085,500	$1,001,000	$45	$(75)	$222,373	222,373	$8,715	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	23,086	449,843	446,228	—	—	26,701	26,701	1,096	—
Total	$289,772	$2,832,716	$2,726,854	$68	$(61)	$395,641		$15,705	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.